FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                         Name: Oliver Press Partners, LLC

                Address: 152 West 57th Street, New York, NY 10019
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                         Form 13F File Number: 028-12934
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Clifford Press
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   212-277-5654
         -----------------------

Signature, Place, and Date of Signing:

/s/ Clifford Press                      New York, NY             May 15, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   5
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Form 13F Information Table Value Total:   $ 189,830 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2008


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    Column 1                    Column 2      Column 3     Column 4       Column 5         Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP        (x$1000)    Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
COHERENT INC                      COM          192479103    72,628     2,604,089  SH         SOLE                2,604,089
EMAGEON INC                       COM          29076V109     8,138     3,569,360  SH         SOLE                3,569,360
PAR PHARMACEUTICAL COS INC        COM          69888P106    12,405       713,316  SH         SOLE                  713,316
PHOENIX COS INC NEW               COM          71902E109    69,453     5,688,206  SH         SOLE                5,688,206
SOUTH FINL GROUP INC              COM          837841105    27,206     1,830,800  SH         SOLE                1,830,800